ESTIMATION OF FAIR VALUE - Sensitivity analysis of main equity securities (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Oct. 29, 2024
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets	$ 304,853,883	$ 280,746,878
Percentage of valuation sample	100.00%
Banco Popular S.A.
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Percentage of participation in subsidiary	4.49%
Banco de Bogota S.A.
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Percentage of participation in subsidiary	6.24%
Banco de Occidente S.A.
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Percentage of participation in subsidiary	2.46%
Banco AV Villas S A
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Percentage of participation in subsidiary	0.65%
Financial assets at fair value through profit or loss, category [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets	$ 24,400,493	19,332,588
Private equity fund Pactia Inmobiliario [member] | Financial assets at fair value through profit or loss, category [member] | Level 3 of fair value hierarchy [member] | Funds managed by other entities [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets	327,688		$ 324,220
Financial assets, at fair value			$ 3,468
Sensitivity impacts, Scenario 1	3,816
Sensitivity impacts, Scenario 2	(6,294)
Equity securities | Financial assets at fair value through profit or loss, category [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets	3,099,853
Equity securities | Private real estate equity fund Nexus | Financial assets at fair value through profit or loss, category [member] | Level 3 of fair value hierarchy [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets	2,772,165	2,567,099
Sensitivity impacts, Scenario 1	65,955	38,209
Sensitivity impacts, Scenario 2	$ (97,147)	$ (75,156)